Credit Facility	9 Months Ended
Sep. 30, 2013
Credit Facility
Credit Facility

6. Credit Facility

        On May 21, 2012, the Company entered into a loan and security agreement (Original Line of Credit) with a bank related to an equipment facility providing the Company with an equipment line of up to $4.0 million. The interest rate associated with this equipment facility is the greater of 4% or three-quarters percentage points above the prime rate, as determined on the applicable funding date. The bank made equipment loan advances of approximately $3.6 million through December 31, 2012. The Company will pay interest only for approximately nine months on the equipment advance. Subsequently, the Company will make thirty-six equal monthly payments of principal and interest. As of December 31, 2012, the outstanding loan balance was $3.6 million. The equipment purchased under the agreement serves as the collateral for the loan. The Company is required to maintain $2.0 million in deposit accounts with the bank at all times and maintain certain monthly financial reporting covenants. As of December 31, 2012, the Company is in compliance with all of the covenants contained in the loan and securities agreement.

        Contractual future repayments in relation to the Original Line of Credit as of December 31, 2012 are as follows for the year ending December 31:

	Principal	Interest	Total
	(in thousands)
2013	$582	$137	$719
2014	1,188	102	1,290
2015	1,238	53	1,291
2016	632	9	641
2017 and beyond	—	—	—

Total	$3,640	$301	$3,941

        In addition, on June 6, 2013, the Company entered into a first amendment to the loan and security agreement (New Line of Credit), which provided an additional line of credit for advances of up to an aggregate of $4.5 million. The bank made equipment loan advances of approximately $4.5 million through September 30, 2013 associated with the New Line of Credit. The interest rate associated with this equipment facility is the greater of 4% or three-quarters percentage points above the prime rate, as determined on the applicable funding date. The Company will pay interest only for approximately nine months on the equipment advance. Subsequently, the Company will make thirty-six equal monthly payments of principal and interest. As of September 30, 2013, the outstanding loan balance was $7.8 million. Under the first amendment to the loan and security agreement, the Original Line of Credit and New Line of Credit is secured by a security interest on substantially all of the Company's assets, including the equipment purchased with the advances, and excludes the Company's intellectual property. The loan and security agreement contains customary affirmative and negative covenants, including, among other things, maintaining certain business performance levels and limitations on disposal of assets, certain fundamental business changes, incurrences of debt, incurrences of liens, payments of dividends, repurchases of stock and engaging in affiliate transactions, in each case subject to certain exceptions. The loan and security agreement also contains customary events of default including, among other things, that during the existence of an event of default, interest on the obligations could be increased by 5%. The first amendment to the loan and security agreement removed the requirement to maintain $2.0 million in deposit accounts with the bank at all times. As of September 30, 2013, the Company is in compliance with all of the covenants contained in the loan and securities agreement. (unaudited)

        As of September 30, 2013, contractual future repayments in relation to the Original Line of Credit and New Line of Credit are as follows for the remainder of 2013 and the subsequent years ending December 31:

	Principal	Interest	Total
	(in thousands, unaudited)
2013 (3 months)	$290	$78	$368
2014	2,187	272	2,459
2015	2,719	168	2,887
2016	2,174	62	2,236
2017	479	4	483

Total	$7,849	$584	$8,433